Goodwill and Intangible Assets - Summary Of Intangible Assets and Related Accumulated (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 692.9	$ 544.2
Accumulated Amortization	(366.6)	(295.9)
Net Book Value	326.3	248.3
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	420.4	358.5
Accumulated Amortization	(205.6)	(170.5)
Net Book Value	$ 214.8	$ 188.0
Customer relationships | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	6 years	6 years
Customer relationships | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	17 years	15 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 184.5	$ 130.0
Accumulated Amortization	(104.7)	(81.0)
Net Book Value	$ 79.8	$ 49.0
Developed technology | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	3 years	3 years
Developed technology | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	16 years	16 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 47.4	$ 32.9
Accumulated Amortization	(29.5)	(22.4)
Net Book Value	$ 17.9	$ 10.5
Trade names | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	5 years	5 years
Trade names | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	9 years	9 years
Backlog and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 40.6	$ 22.8
Accumulated Amortization	(26.8)	(22.0)
Net Book Value	$ 13.8	$ 0.8
Backlog and other | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	1 year	1 year
Backlog and other | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	9 years	9 years